Investment in joint venture - Summary of movement in lease liability related to mining contractor services agreements of AGM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 597	$ 0
Lease payments made during the year	(117)	(39)
Interest expense	35	12
Total lease liability	515	597
Less: current lease liability	(94)	(83)
Total non-current lease liability	421	514
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	23,205	0
Initial recognition of lease liability upon adoption of IFRS 16	0	36,616
Recognition of lease agreements entered into during the year	5,604	10,502
Lease payments made during the year	(17,160)	(15,386)
Interest expense	732	1,817
Derecognition associated with termination of contractor services agreement	(6,660)	(10,344)
Total lease liability	5,721	23,205
Less: current lease liability	(5,608)	(18,142)
Total non-current lease liability	$ 113	$ 5,063